Gains and Losses on Derivative Financial Instruments and Hedged Items Reported in Consolidated Statement of Income (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense USD ($)	Mar. 31, 2013 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2012 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2011 Fair value hedging derivative financial instruments Interest rate and currency swap agreements Interest expense JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Interest rate and currency swap agreements Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Cost of financing operations JPY (¥)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net USD ($)	Mar. 31, 2013 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2012 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)	Mar. 31, 2011 Undesignated derivative financial instruments Foreign exchange forward and option contracts Foreign exchange gain (loss), net JPY (¥)
Derivative Instruments, Gain (Loss) [Line Items]
Gains or (losses) on derivative financial instruments	$ (255)	¥ (23,965)	¥ (1,354)	¥ 71,491				¥ (166)	$ (257)	¥ (24,204)	¥ 35,834	¥ 72,082	$ 17	¥ 1,617	¥ (28)	¥ (1,393)	$ (49)	¥ (4,572)	¥ (3,815)	¥ (2,693)	$ (524)	¥ (49,239)	¥ 53,272	¥ 110,211
Gains or (losses) on hedged items	$ 263	¥ 24,738	¥ 2,999	¥ (68,741)				¥ 166